Stock-Based Compensation - Fair Value of Stock Options Granted and Compensation Expenses (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.23%		2.26%
Expected dividend yield	2.00%		2.00%
Expected volatility	43.00%		35.00%
Expected time until exercise	4 years 6 months		4 years
Weighted average fair value of options granted or modified in year [Cdn$]	15.37		10.00